PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated August 7, 2025,
to
Prospectuses dated May 1, 2025,
for
PruLife® Custom Premier II and VUL Protector® Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

On August 1, 2025, the Templeton Growth VIP Fund removed Templeton Asset Management Ltd. as subadvisor. Due to this change, the row for this fund in APPENDIX A: Funds Available Under the Contract is hereby revised.

To obtain a copy of the current prospectus, please visit www.Prudential.com/eProspectus or call 800-778-2255.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
PRODUCTSUP246
PCP2, PCP214, PCP215, VULP14, VULP15, VULP18, VULP21